RELATED PARTIES (Details Textual) (EUR €) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended				6 Months Ended		12 Months Ended
	Jul. 31, 2009	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2007	Dec. 31, 2005	Jun. 30, 2012 Sirton [Member]	Jun. 28, 2010 Sirton [Member]	Jun. 30, 2012 Finsirton [Member]	Jun. 30, 2012 Finsirton New Contract [Member]	Dec. 31, 2005 Finsirton Contract One [Member]	Dec. 31, 2007 Finsirton Contract Two [Member]
Equity Method Investment, Ownership Percentage		17.04%
Percentage Of Settlement To Unsecured Creditors		18.26%
Due from Related Parties							€ 850
Percentage Of Due From Related Parties							18.26%
Receivables Outstandings							155
Allowance for Doubtful Accounts Receivable						850
Lease Agreement Year				2007	2005
Lease Area				600	1,750			4,800
Annual Lease Fee									185	156	30
Annual Lease Fee After Lease Area Space Reduced	15								215
Lease Expiration Date		Dec. 31, 2011						Jan. 01, 2012
Operating Leases, Rent Expense		€ 92	€ 93